Vanguard Wellesley® Income Fund

Supplement Dated July 1, 2019, to the Prospectus and Summary Prospectus Dated January 25, 2019

Important Change to Vanguard Wellesley Income Fund

Effective June 30, 2019, John C. Keogh has retired from Wellington Management Company LLP and no longer serves as a portfolio manager for Vanguard Wellesley Income Fund.

Loren L. Moran, Michael E. Stack, and W. Michael Reckmeyer, III remain as the portfolio managers of the Fund. The Fund's investment objective, strategies, and policies remain unchanged.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 27C 072019

Vanguard Wellesley® Income Fund

Supplement Dated July 1, 2019, to the Statement of Additional Information Dated January 25, 2019

Important Change to Vanguard Wellesley Income Fund

Effective June 30, 2019, John C. Keogh has retired from Wellington Management Company LLP and no longer serves as a portfolio manager for Vanguard Wellesley Income Fund.

Loren L. Moran, Michael E. Stack, and W. Michael Reckmeyer, III remain as the portfolio managers of the Fund. The Fund's investment objective, strategies, and policies remain unchanged.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 27A 072019